Income Taxes	3 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 8.     Income Taxes

The Company files a consolidated federal income tax return in the United States and files income tax returns in various state jurisdictions. The provision for income taxes is determined using the asset and liability method in accordance with ASC 740. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled.

Management evaluates the realizability of deferred tax assets on a jurisdictional basis and establishes a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence, including historical operating results, expectations of future taxable income, the reversal of deferred tax liabilities, and feasible tax planning strategies.

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted. The OBBBA amended and extended certain provisions of the 2017 Tax Cuts and Jobs Act. At this time, the Company does not believe the OBBBA will have a material impact on the Company’s income taxes but continues to monitor the issuance of additional guidance from the U.S. Treasury and the U.S. Internal Revenue Service.

For the year ended December 31, 2025, the Company recorded a full valuation allowance against its deferred tax assets due to cumulative losses and uncertainty regarding the generation of sufficient future taxable income to realize the tax benefits of its net operating loss carryforwards.

Income (Loss) Before Income Taxes

The components of income (loss) before income taxes by jurisdiction were as follows:

Year Ended December 31, 2025	Amount
United States	$(145,382)
Foreign	—
Total loss before income taxes	$(145,382)

Effective Tax Rate Reconciliation

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective income tax rate:

Year Ended December 31, 2025	Rate
U.S. federal statutory rate	21.0%
State income taxes, net of federal benefit	—
Change in valuation allowance	(21.0)%
Other	—
Effective income tax rate	0.0%

The Company’s effective tax rate differs from the U.S. federal statutory rate primarily due to the establishment of a full valuation allowance against its deferred tax assets.

Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

As of December 31, 2025	Amount
Deferred tax assets:
Net operating loss carryforwards	$30,530
Total deferred tax assets	30,530
Valuation allowance	(30,530)
Net deferred tax asset (liability)	$—

As of December 31, 2025, the Company had federal net operating loss carryforwards of approximately $145,000, with a tax-effected value of $30,530, which may be carried forward indefinitely under current U.S. tax law. The utilization of these net operating loss carryforwards may be subject to limitations under Section 382 of the Internal Revenue Code in the event of certain ownership changes.

Income Taxes Paid

There was no cash paid for income taxes during the year ended December 31, 2025.

Uncertain Tax Positions

The Company accounts for uncertainty in income taxes in accordance with ASC 740. The Company recognizes the financial statement effects of a tax position when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position.

As of December 31, 2025, the Company had no unrecognized tax benefits, and therefore no amounts were recorded for uncertain tax positions. The Company does not expect any significant changes in unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties relating to uncertain tax positions in income tax expense. No amounts were recorded in 2025.